NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
NOTE 7 - NOTES PAYABLE

NOTE 7 - NOTES PAYABLE

On February 19, 2019 the Company entered into a promissory note with a related party in the amount of $17,000, with an interest due at the rates of 8% per annum and a due date of February 19, 2020.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $9,300, with an interest due at the rates of 8% per annum and a due date of June 30, 2020. On April 7, 2021, this note was paid in full.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $14,500, with an interest due at the rates of 8% per annum and a due date of March 30, 2020.

On February 29, 2020, the Company entered into a promissory note with a related party in the amount of $531,000, with an interest due at the rates of 9.9% per annum and a due date of January 1, 2021.

On February 29, 2020, the Company entered into a promissory note with a related party in the amount of $60,000, with an interest due at the rates of 8% per annum and a due date of February 29, 2021.

On May 5, 2020, the Company entered into a promissory note under the Payroll Protection Program in the amount of $310,000, with an interest due at the rates of 1% per annum and a due date of August 15, 2022. On April 16, 2021, this loan has been forgiven in full.

On July 8, 2020, the company entered into an SBA promissory note in the amount of $150,000, with an interest due at the rates of 3.75% per annum and a due date of August 15, 2022.

On June 4, 2020, the Company entered into a promissory note with a third party in the amount of $20,000, with an interest due at the rates of 8% per annum and a due date of September 5, 2020. This note was offset against an account receivable in the fourth quarter of 2020, and the balance due as of June 30, 2021, was $0.

On June 5, 2020, the Company entered into a promissory note with a third party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of June 30, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due as of June 30, 2021, was $0.

On June 8, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 8, 2020.  The balance due as of June 30, 2021, was $0.

On June 11, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 11, 2020. The balance due as of June 30, 2021, was $0.

 On July 27, 2020, the Company entered into a promissory note with a third-party in the amount of $300,000, with an interest due at the rates of 9% per annum and a due date of August 15, 2022.

The prior majority shareholder, Bryan Glass contributed $26,864 for expenses and fees to reinstate the Company. This money was booked as a capital contribution.

On January 5, 2021, the company entered into a promissory note in the amount of $20,331 with an interest rate of 8% per annum and a due date of April 5, 2021. On April 5, 2021, this note was paid in full.

On March 25, 2021, the Company entered into a 11% secured convertible promissory note with a third-party with a total commitment of $1,666,667 and the first tranche advanced on that date of $777,778. Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778.

On January 11, 2019, the Company entered into Lease Services Agreement with a third-party company whereby the Company received funds in the amount of $300,000 as an advance on future services. The Company and third-party desired to reach an amicable settlement to the agreement and agreed on April 2, 2021, to enter into a settlement and mutual release agreement whereby the Company was released from its obligations and the third-party company received 310,000 shares of the Company’s Series C Convertible Preferred Stock.

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $252,875.00 and the Company paid the amount on April 6, 2021. As of June 30, 2021, the balance due on this note was $0.